Common Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Common Stock Warrants [Abstract]
Common Stock Warrants
13.	Common Stock Warrants

The following table summarizes common stock warrant activity for the three months ended March 31, 2026:

	Number of warrants	Weighted Average Exercise Price
Outstanding at December 31, 2025	10,176,273	$1.08
Issued	2,168,829	0.01
Exercised	(2,639,038)	0.01
Outstanding at March 31, 2026	9,706,064	$1.13

During the three months ended March 31, 2026, the Company issued an aggregate 2,168,829 common stock warrants, consisting of 1,748,829 common stock warrants issued in connection with SAFEs, as described in Note 7 SAFE Liability, and 420,000 common stock warrants issued in connection with promissory notes, as described in Note 5 Short-Term Debt. These warrants have an exercise price of $0.01 per share and a contractual term of ten years.

The fair value of common stock warrants issued was estimated using the following assumptions:

Three months ended March 31, 2026
Expected term (in years)	10
Expected volatility	56.6% - 57.9%
Risk-free rate	4.0% - 4.3%
Dividend yield	0%

15.	Common Stock Warrants

The Company has issued common stock warrants in connection with debt arrangements and financing transactions. All common stock warrants are classified as equity and are recorded at their estimated grant-date fair value using the Black-Scholes option pricing model. Once recorded in stockholders’ deficit, common stock warrants are not subsequently remeasured.

The following table summarizes common stock warrant activity for the years ended December 31, 2025 and 2024:

	Number of warrants	Weighted Average Exercise Price
Outstanding at December 31, 2023	7,277,404	$1.49
Issued	250,000	0.01
Exercised	—	—
Canceled	—	—
Outstanding at December 31, 2024	7,527,404	$1.45
Issued	3,398,869	0.01
Exercised	(750,000)	0.01
Canceled	—	—
Outstanding at December 31, 2025	10,176,273	$1.08

In connection with amendments to the 2023 Term Loan (see Note 5 2023 Term Loan and Warrants), the Company issued 250,000 common stock warrants in July 2024 and an aggregate of 1,000,000 common stock warrants in 2025, each with an exercise price of $0.01 per share and a contractual term of ten years. During the year ended December 31, 2025, 750,000 of these term loan-related warrants were exercised. The Company received aggregate cash proceeds of $8 upon exercise. At December 31, 2025 there were 500,000 common stock warrants outstanding.

As described in Note 8 SAFE Liability, in November and December 2025 the Company issued an aggregate of 2,398,869 common stock warrants in connection with certain SAFE issuances. These warrants have an exercise price of $0.01 per share and a contractual term of ten years. All such warrants were outstanding at December 31, 2025.

The remaining outstanding common stock warrants were issued in connection with prior financing transactions in 2018 and 2020 and have exercise prices ranging from $1.12 to $2.10 per share and expiration dates between 2028 and 2030. All such warrants were outstanding at December 31, 2025 and 2024.

The fair value of common stock warrants issued was estimated using the following assumptions:

	2025	2024
Expected term (in years)	10	10
Expected volatility	79.6% - 79.9%	56.9%
Risk-free rate	4.1% - 4.2%	4.2%
Dividend yield	—	—